UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6506

Western Asset Intermediate Muni Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

FEBRUARY 28, 2017

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 133.1%
Alabama - 1.2%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	5.000%	10/1/21	$1,500,000	$1,618,065

Arizona - 4.2%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	250,000	269,045	(a)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	1,000,000	1,170,790
Pinal County, AZ, Electric District No. 3 Revenue	4.000%	7/1/23	1,000,000	1,073,900
Pinal County, AZ, Electric District No. 3 Revenue	5.000%	7/1/24	1,760,000	2,027,537	(b)
Pinal County, AZ, Electric District No. 3 Revenue	5.000%	7/1/25	1,280,000	1,474,573	(b)

Total Arizona				6,015,845

California - 19.9%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	500,000	558,415
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/26	2,000,000	2,354,600
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.740%	4/1/24	2,000,000	2,021,100	(c)(d)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	2,000,000	2,140,560	(a)(e)
California State, GO	1.246%	12/1/17	1,500,000	1,502,055	(c)(d)
California State, GO, Bid Group C	5.000%	8/1/33	1,000,000	1,154,040
California Statewide CDA Revenue, Lodi Memorial Hospital, CMI	5.000%	12/1/22	2,000,000	2,063,120	(b)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	560,000	593,790
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/31	1,855,000	2,103,366
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/21	1,000,000	1,150,220
Multiple Capital Project II	5.000%	8/1/22	1,000,000	1,170,460
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,740,340
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/24	4,130,000	4,681,479
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	2,000,000	2,262,600
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.250%	9/1/34	430,000	446,994
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	300,000	357,345

Total California				28,300,484

Colorado - 5.2%
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	500,000	504,660
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	2,000,000	2,148,240
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	3,940,000	4,692,619

Total Colorado				7,345,519

Connecticut - 0.8%
Connecticut State HEFA Revenue, Bristol Hospital, AGC	5.500%	7/1/21	1,125,000	1,128,533

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 8.6%
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	$150,000	$153,500	(a)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.000%	6/1/30	125,000	121,541	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	545,000	616,319
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/30	1,500,000	1,718,460
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/31	4,000,000	4,362,880	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/32	1,000,000	1,088,060	(e)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,500,000	1,734,405
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	2,000,000	2,152,240	(b)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/36	250,000	266,207

Total Florida				12,213,612

Georgia - 5.0%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	2,000,000	2,254,020	(b)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	1,000,000	1,014,270	(c)(d)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,162,920
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,104,480
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	560,200

Total Georgia				7,095,890

Illinois - 8.8%
Chicago, IL, GO	5.500%	1/1/30	1,000,000	1,006,870
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/29	850,000	962,268
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	1,750,000	1,923,267	(e)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien	5.250%	1/1/36	500,000	573,555
Senior Lien	5.250%	1/1/37	400,000	457,768
Illinois State Finance Authority Revenue, Memorial Health System	5.250%	4/1/29	1,670,000	1,780,955
Illinois State Sports Facilities Authority Revenue, State Tax Supported, AGM	5.250%	6/15/30	3,000,000	3,276,330
Illinois State, GO	5.000%	2/1/26	600,000	628,530
Illinois State, GO	5.000%	2/1/27	250,000	260,913
Illinois State, GO	5.000%	2/1/28	500,000	518,175
Will County, IL, GO	5.000%	11/15/32	1,000,000	1,137,330

Total Illinois				12,525,961

Indiana - 7.3%
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	1,000,000	1,041,380
Indianapolis, IN, Gas Utility Revenue, Second Lien	5.250%	8/15/29	4,000,000	4,600,040
Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, AGC	5.000%	10/1/23	4,000,000	4,252,400	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	450,000	506,785	(e)

Total Indiana				10,400,605

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 3.1%
New Orleans, LA, Aviation Board Revenue	5.000%	1/1/29	$2,000,000	$2,213,860	(e)
New Orleans, LA, Aviation Board Revenue	5.000%	1/1/30	2,000,000	2,205,200	(e)

Total Louisiana				4,419,060

Maryland - 0.7%
Maryland State EDC, Private Activity Revenue, Purple Line Light Rail Project, Green Bond	5.000%	9/30/26	850,000	937,227	(e)

Massachusetts - 1.0%
Massachusetts State DFA Revenue, Umass Boston Student Housing Project	5.000%	10/1/28	200,000	219,978
Massachusetts State, GO	5.000%	7/1/26	1,000,000	1,217,040

Total Massachusetts				1,437,018

Michigan - 5.1%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/33	800,000	890,048
Senior Lien	5.000%	7/1/35	350,000	386,179
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	600,000	617,316	(a)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	275,000	298,766
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	1,000,000	1,158,430
Michigan State Housing Development Authority, Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,750,748
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	1,175,000	1,193,729	(c)(d)

Total Michigan				7,295,216

Nevada - 3.1%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,354,880

New Hampshire - 4.7%
New Hampshire HEFA Revenue, Healthcare Systems Covenant Health	5.000%	7/1/28	6,400,000	6,662,208

New Jersey - 11.4%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/28	1,000,000	1,079,060
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	965,000	1,001,786	(e)
School Facilities Construction, State Appropriations	5.000%	3/1/29	5,000,000	5,153,900
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,261,120	(b)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	2,260,000	2,384,639
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/23	4,000,000	4,289,160

Total New Jersey				16,169,665

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - 1.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/18	$1,100,000	$1,173,172
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/19	1,415,000	1,419,528

Total New Mexico				2,592,700

New York - 9.0%
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	1,000,000	1,075,660
New York State Dormitory Authority, State Personal Income Tax Revenue, Education, AMBAC	5.500%	3/15/25	4,000,000	4,927,360
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/36	1,000,000	1,117,050
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	200,000	232,336
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	600,000	625,254	(e)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,349,876	(e)
LaGuardia Airport Terminal B Redevelopment Project	4.000%	7/1/31	500,000	498,085	(e)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	1,500,000	1,721,355	(e)
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,000,000	1,187,990

Total New York				12,734,966

North Carolina - 1.3%
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	1,750,000	1,877,768	(b)

Oklahoma - 2.1%
Grand River Dam Authority, OK, Revenue	5.000%	6/1/30	2,500,000	2,799,675	(b)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	150,000	145,922

Total Oklahoma				2,945,597

Oregon - 0.9%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/28	570,000	636,507
Yamhill County, OR, Hospital Authority Revenue:
Friendsview Retirement Community	5.000%	11/15/31	350,000	361,662
Friendsview Retirement Community	5.000%	11/15/36	325,000	327,961

Total Oregon				1,326,130

Pennsylvania - 2.8%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	500,000	550,940
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	1,925,000	2,165,991	(b)
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance	5.000%	10/1/30	500,000	565,355
State Public School Building Authority Palease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	150,000	165,952
Philadelphia School District Project, AGM	5.000%	6/1/33	450,000	492,075

Total Pennsylvania				3,940,313

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 5.6%
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	$2,030,000	$2,258,152
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	4,940,000	5,701,698

Total Tennessee				7,959,850

Texas - 9.4%
Austin, TX, Airport Systems Revenue	5.000%	11/15/27	1,000,000	1,142,460	(e)
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools	5.000%	8/15/24	20,000	22,796
Idea Public Schools	5.000%	8/15/25	30,000	34,280
Idea Public Schools	5.000%	8/15/27	70,000	79,228
Idea Public Schools	5.000%	8/15/28	30,000	33,696
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	1,000,000	1,174,080
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	90,000	101,928	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/30	500,000	545,330
North Texas Tollway Authority Revenue	5.000%	1/1/33	300,000	340,488
North Texas Tollway Authority Revenue	5.000%	1/1/34	1,300,000	1,455,116
North Texas Tollway Authority Revenue:
System-First Tier, NATL	5.125%	1/1/28	1,755,000	1,816,144	(b)(f)
System-First Tier, NATL	5.125%	1/1/28	245,000	252,419
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	3,000,000	3,086,400
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/32	750,000	870,690
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS / GNMA / FNMA / FHLMC Collateralized	12.683%	7/2/24	75,000	74,755	(c)(e)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/22	2,000,000	2,288,460

Total Texas				13,318,270

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	520,000	406,900
Matching Fund Loan	6.000%	10/1/39	335,000	254,600

Total U.S. Virgin Islands				661,500

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	272,723

Virginia - 4.6%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	586,202	(b)
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,118,127	(b)
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,707,751	(b)
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,142,560	(e)

Total Virginia				6,554,640

Washington - 1.4%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, AGC	5.750%	8/15/29	1,000,000	1,111,060	(b)
Washington State HFC Revenue, Heron’s Key	5.500%	1/1/24	875,000	873,941	(a)

Total Washington				1,985,001

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 3.4%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/35	$2,105,000	$2,362,063
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,308,960	(e)
Public Finance Authority, WI, Education Revenue, North Carolina Charter Educational Foundation Project	5.000%	6/15/36	150,000	138,789	(a)

Total Wisconsin				4,809,812

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $179,873,395)				188,899,058

SHORT-TERM INVESTMENTS - 0.1%
MUNICIPAL BONDS - 0.1%
West Virginia - 0.1%
Fayette County, WV, Commission, Solid Waste Disposal Facilities Revenue, Georgia Pacific Corp., LOC-Georgia-Pacific LLC	0.820%	5/1/18	100,000	100,000	(a)(e)(g)(h)

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $33,433)	0.479%		33,433	33,433

TOTAL SHORT-TERM INVESTMENTS (Cost - $133,433)				133,433

TOTAL INVESTMENTS - 133.2% (Cost - $180,006,828#)				189,032,491
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (1.8)%				(2,600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (33.4)%				(47,400,000)
Other Assets in Excess of Liabilities - 2.0%				2,902,541

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$141,935,032

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2017

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CSCE	— Charter School Credit Enhancement
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RIBS	— Residual Interest Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$188,899,058	—	$188,899,058

Short-Term Investments†:
Municipal Bonds	—	100,000	—	100,000
Money Market Funds	$33,433	—	—	33,433

Total Short-Term Investments	33,433	100,000	—	133,433

Total Investments	$33,433	$188,999,058	—	$189,032,491

Other Financial Instruments:
Futures Contracts	$28,676	—	—	$28,676

Total	$62,109	$188,999,058	—	$189,061,167

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,469,929
Gross unrealized depreciation	(1,444,266)

Net unrealized appreciation	$9,025,663

At February 28, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	30	6/17	$4,521,012	$4,549,688	$28,676

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2017